Organization, Consolidation and Presentation of Financial Statements (Tables)	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Financial Statement Balances and Amounts of VIEs and Subsidiaries Included in Consolidated Financial Statements After Elimination of Intercompany Balances and Transactions Among VIEs and Subsidiaries within Group

The following tables set forth the financial statement balances and amounts of the VIEs and their subsidiaries were included in the consolidated financial statements after the elimination of intercompany balances and transactions among VIEs and their subsidiaries within the Group:

	As of December 31,
	2015	2016	2016
	RMB	RMB	US$
	(In thousands)
Assets
Current
Cash and cash equivalents	4,723,964	3,087,230	444,654
Short-term investments	2,453,680	6,660,861	959,364
Accounts receivable, net	2,881,902	3,851,220	554,691
Others	3,413,409	3,247,152	467,687

	13,472,955	16,846,463	2,426,396
Non-current
Fixed assets, net	1,829,170	1,437,596	207,057
Long-term investments, net	2,802,774	4,615,850	664,821
Others	1,838,240	3,833,368	552,119

	6,470,184	9,886,814	1,423,997

Total	19,943,139	26,733,277	3,850,393

Third-party liabilities
Current
Accounts payable and accrued liabilities	10,680,518	12,695,344	1,828,510
Customer advances and deposits	1,367,536	1,653,538	238,159
Others	2,343,556	6,565,707	945,658

	14,391,610	20,914,589	3,012,327
Non-current	2,718,124	1,107,864	159,566

Total	17,109,734	22,022,453	3,171,893

Inter-company liabilities*
Inter-company payable to subsidiaries for technology consulting and service fees	2,702,300	2,096,020	301,890
Others	1,271,024	2,729,302	393,101

Total	3,973,324	4,825,322	694,991

	For the years ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
	(In thousands)
Total revenues	13,166,712	20,668,198	24,602,805	3,543,541
Net loss	(352,125)	(4,398,409)	(463,610)	(66,774)
Net cash provided by operating activities	1,392,039	3,563,049	2,736,579	394,149
Net cash used in investing activities	(2,430,505)	(7,024,700)	(9,470,988)	(1,364,106)
Net cash provided by financing activities	1,778,444	5,935,317	5,097,675	734,218

*

Inter-company liabilities represent payable balances of each VIE due to its Primary Beneficiary. Amounts payable to other non-VIE subsidiaries within the Group were included in third party liabilities.